UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 225, Irving, TX 75062

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Epiphany FFV Fund

Class A shares: EPVNX

Class C shares: EPVCX

Epiphany FFV Strategic Income Fund Class A shares: EPIAX Class C shares: EPICX	Epiphany FFV Latin America Fund Class A Shares: ELAAX

SEMI - ANNUAL REPORT

April 30, 2016

(UNAUDITED)

1-800-320-2185

www.epiphanyfunds.com

EPIPHANY FUNDS

SHAREHOLDER LETTER

APRIL 30, 2016 (UNAUDITED)

Dear Shareholders,

Thank you for investing with Epiphany Funds.  We strive to achieve financial performance with purpose.  We look to meet and exceed the standards of the USCCB Socially Responsible Investing Guidelines and Biblically Responsible Investing.  We continue to focus on this investing challenge.  We offer three different investment strategies and they are all screened.

Epiphany FFV Fund invests for long-term capital appreciation.  The Fund is diversified into different areas of the market with a preference for companies with free cash history and strong brand identity.  We invest for the long-term.  Global markets have slowed down.  As always, we have to been cautious about timing and long term growth prospects.  Right now, it seems more critical.

Epiphany FFV Strategic Income Fund invests for income. The Fund is often described as an all-weather tire income option.   The FED will raise interest rates again at some point in the future.  We don’t think there will be any rate hikes in the short run.  Overall, stocks are yielding more than bonds.  The Fund has the flexibility to go where there is income.  This is very important when interest rates seem to be lower for longer.

Epiphany FFV Latin America Fund invests for growth in Latin America.  Here you can invest in different countries and the economies are different.  These are exporter economies.  They have business in China, Europe, and especially in the US.  The last three years have been hard in Latin America with losses.  This year, there has been growth and this strategy could provide good diversification for your portfolio.

Most of you invested in Epiphany for the faith and family values and the application of the FFV Scorecard.® We currently review data on more than 6,000 companies.  We are highlighting stem cell research in this letter since many people know little about it.  This is important.  Medical researchers use stem cells to test different treatments and develop new medicines.  This is a good idea.  However, those cells can come from different places including aborted fetal tissue or adult skin cells.  We exclude companies that use aborted fetal tissue and are positive on companies that use adult skin cells for research.  Most companies don’t use adult skin cells.  Not matter what the performance prospects, we do not invest in companies using aborted fetal tissue.  We are looking for investments we can be proud to own.

We vote proxies for all our companies.  Many individual investors throw these into the recycle bin when received in the mail.  One vote might not make a big difference.  But when you put them together, we can have a big voice.  We vote all the proxies together and look for opportunities to make good changes.  We plan to attend more meetings in the next year to represent our interests with the companies where we invest.  As investors, your vote counts and is not going in the recycle bin.

EPIPHANY FUNDS

SHAREHOLDER LETTER

APRIL 30, 2016 (UNAUDITED)

Thank you for your continued interest and prayers for our work.

Peace and Blessings,

Samuel J. Saladino, III, President and Portfolio Manager

Important Information: Our views and opinions regarding the investment prospects are forward looking statements that may not be accurate over the long term.  Mutual Funds involve risk, including possible loss of principal.  Diversification does not guarantee a profit or assure against a loss.  Epiphany FFV Fund's principal risks are ETF and other investment company risk, investment style risk, mid cap and small cap risk, moral investing risk, REIT risk, security risk, and stock market risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.  Epiphany FFV Strategic Income Fund’s key risk is interest rate risk.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Epiphany FFV Latin America Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Before investing you should carefully consider the investment objectives, risks, charges and expenses of the Epiphany Funds. This and other important information about the Fund is contained in the prospectus and summary prospectus, which can be obtained by visiting www.epiphanyfunds.com or by calling 1-800-320-2185. The prospectus should be read carefully before investing. The Epiphany Funds are distributed by Rafferty Capital Markets, LLC.

EPIPHANY FFV FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
0.50%
Basic Materials
1.00%
Consumer Discretionary
14.85%
Consumer Staples
16.56%
Energy
3.41%
Financials
10.62%
Healthcare
16.25%
Industrials
20.01%
Limited Partnerships
3.05%
Materials
2.74%
Money Market Fund
0.40%
Technology
10.61%

Sectors are based on Bloomberg® classifications.

Please refer to the respective Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV STRATEGIC INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Bloomberg® classifications.

Please refer to the respective Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV LATIN AMERICA FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment and/or industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Real Estate Investment Trust
2.07%
Utilities
3.84%
Communications
6.34%
Money Market Fund
8.52%
Consumer Discretionary
7.40%
Consumer Staples
15.75%
Materials
17.65%
Energy
7.20%
Exchange Traded Fund
2.14%
Industrials
8.92%
Financials
20.17%

Sectors are based on Bloomberg ® classifications.

Please refer to the respective Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS

April 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.43%

Agricultural Chemicals - 1.00%
3,084	Monsonto Co.	$ 288,909

Beverages - 2.91%
18,766	Coca-Cola Enterprises	840,717

Biological Products, (No Diagnostic Substances) - 3.87%
4,067	Biogen, Inc. *	1,118,384

Computer & Office Equipment - 2.47%
4,887	International Business Machines Corp.	713,209

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.27%
5,256	Kimberly Clark Corp.	657,999

Electric & Other Services Combined - 0.50%
3,114	Public Service Enterprise Group, Inc.	143,649

Electromedical & Electrotherapeutic Apparatus - 3.85%
14,603	St. Jude Medical, Inc.	1,112,749

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.85%
20,402	Emerson Electric Co.	1,114,561

Electronic Computers - 3.13%
9,671	Apple, Inc.	906,559

Farm Machinery & Equipment - 2.49%
8,558	Deere & Co.	719,813

Fire, Marine & Casualty Insurance - 3.07%
8,088	The Travelers Co., Inc.	888,871

Food & Kindred Products - 5.25%
12,828	Campbell Soup Co.	791,616
8,332	Mead Johnson Nutrition Co.	726,134
		1,517,750
General Industrial Machinery & Equipment - 2.57%
7,107	Illinois Tool Works, Inc.	742,824

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.94%
4,328	V.F. Corp.	272,880

Metalworking Machinery & Equipment - 3.68%
17,000	Lincoln Electric Holdings, Inc.	1,065,390

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2016 (UNAUDITED)

Shares		Value

Motor Vehicles & Passenger Car Bodies - 3.93%
61,053	Ford Motor Co.	$ 827,879
5,227	PACCAR, Inc.	307,922
		1,135,801
National Commercial Banks - 4.67%
3,371	PNC Financial Services Group, Inc.	295,906
24,700	U.S. Bancorp.	1,054,443
		1,350,349
Oil & Gas Field Services, NEC - 0.82%
5,747	Halliburton Co.	237,409

Petroleum Refining - 2.59%
19,160	Marathon Petroleum Corp.	748,773

Pharmaceutical Preparations - 2.66%
7,428	Celgene Corp. *	768,129

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.74%
16,732	Sealed Air Corp.	792,427

Plastics Products, NEC - 1.05%
6,666	Newell Rubbermaid, Inc.	303,570

Retail-Auto & Home Supply Stores - 2.94%
5,456	Advanced Auto Parts, Inc.	851,682

Retail-Drug Stores & Proprietary Stores - 3.78%
14,828	Express Scripts Holding Co. *	1,093,268

Retail-Family Clothing Stores - 2.68%
10,207	TJX Co., Inc.	773,895

Retail-Grocery Stores - 2.52%
20,617	Kroger Co.	729,636

Retail-Lumber & Other Building Materials Dealers - 3.61%
13,739	Lowe's Companies, Inc.	1,044,439

Retail-Variety Stores - 3.59%
7,000	Costco Wholesale Corp.	1,036,910

Semiconductors & Related Devices - 3.51%
17,796	Texas Instruments, Inc.	1,015,084

Services-Business Services, NEC - 2.87%
10,729	Visa, Inc.	828,708

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2016 (UNAUDITED)

Shares		Value

Services-Computer Integrated Systems Design - 1.48%
21,429	Mentor Graphics Corp.	$ 427,723

Services-Personal Services - 0.74%
10,538	H&R Block, Inc.	213,289

Surgical & Medical Instruments & Apparatus - 5.65%
5,505	Stryker Corp.	600,100
6,177	3M Co.	1,033,906
		1,634,006
Trucking & Courier Services (No Air) - 2.75%
7,570	United Parcel Service, Inc. Class B	795,380

TOTAL FOR COMMON STOCKS (Cost $26,037,436) - 96.43%		27,884,742

LIMITED PARTNERSHIPS - 3.04%

Oil, Gas & Coal - 3.04%
12,205	Magellan Midstream Partners L.P.	879,614

TOTAL FOR LIMITED PARTNERSHIPS (Cost $907,112) - 3.04%		879,614

MONEY MARKET FUND - 0.40%
116,627	Fidelity Institutional Money Market Portfolio 0.36% **	116,627

TOTAL FOR MONEY MARKET FUND (Cost $116,627) - 0.40%		116,627

TOTAL INVESTMENTS (Cost $27,061,175) - 99.87%		28,880,983

OTHER ASSETS LESS LIABILITIES, NET - 0.13%		38,682

NET ASSETS - 100.00%		$ 28,919,665

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

COMMON STOCKS - 5.49%

Air Transportation, Scheduled - 0.08%
454	Delta Air Lines, Inc.	$ 18,918

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.11%
391	Ingersoll-Rand PLC. (Ireland)	25,626

Banks - 0.13%
355	The PNC Financial Services Group, Inc.	31,162

Beverages - 0.15%
388	Dr. Pepper Snapple Group, Inc.	35,273

Biological Products (No Diagnostic Substances) - 0.11%
167	Amgen, Inc.	26,436

Computer Storage Devices - 0.09%
443	NetApp, Inc.	10,473
143	SanDisk Corp. *	10,744
		21,217
Electric & Other Services Combined - 0.18%
314	Exelon Corp.	11,018
570	WEC Energy Group, Inc.	33,180
		44,198
Electric Services - 0.28%
309	NextEra Energy, Inc.	36,332
437	Pinnacle West Capital Corp.	31,748
		68,080
Electromedical & Electrotherapeutic Apparatus - 0.13%
406	Medtronic, Inc. (Ireland)	32,135

Food & Kindred Products - 0.19%
429	B&G Foods, Inc. Class A	17,679
453	Campbell Soup Co.	27,955
		45,634
Grain Mill Products - 0.07%
151	Ingredion, Inc.	17,379

Hospital & Medical Service Plans - 0.16%
342	Aetna, Inc.	38,396

Hotels & Motels - 0.12%
402	Wyndham Worldwide Corp.	28,522

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Household Appliances - 0.13%
179	Whirlpool Corp.	$ 31,171

Investment Advice - 0.09%
235	Ameriprise Financial, Inc.	22,536

Life Insurance - 0.12%
634	MetLife, Inc.	28,593

Malt Beverages - 0.16%
414	Molson Coors Brewing Co. Class B	39,591

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.11%
408	V.F. Corp.	25,724

Motor Vehicle Parts & Accessories - 0.16%
346	Lear Corp.	39,835

Natural Gas Distribution - 0.26%
432	Atmos Energy Corp.	31,342
476	WGL Holdings, Inc.	32,316
		63,658
Natural Gas Transmission & Distribution - 0.18%
514	Spectra Energy Corp.	16,073
787	Oneok, Inc.	28,450
		44,523
Oil & Gas Field Services, NEC - 0.03%
171	Halliburton Co.	7,064

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.13%
264	Zimmer Holdings, Inc.	30,563

Plastic Material, Synth Resin, Rubber, Cellulos (No Glass) - 0.36%
435	Eastman Chemical Co.	33,225
720	The Dow Chemical Co.	37,879
361	Sealed Air Corp.	17,097
		88,201
Railroads, Line-Haul Operating - 0.12%
334	Union Pacific Corp.	29,135

Retail-Apparel & Accessory Stores - 0.12%
1,039	Hanesbrands, Inc.	30,162

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Retail-Consumer Staples - 0.35%
363	CVS Health Corp.	$ 36,482
214	Target Corp.	17,013
899	The Kroger Co.	31,816
		85,311
Retail-Discretionary - 0.15%
471	TJX Companies, Inc.	35,711

Search, Detection, Navagation, Guidance, Aeronautical Systems - 0.12%
238	Raytheon Co.	30,071

Semi-Conductors & Related Devices - 0.01%
13	Broadcom Ltd. Class A (Singapore)	1,895

Services-Business Services, Nec - 0.28%
341	Accenture PLC. Class A (Ireland)	38,506
476	Broadridge Financial Solutions, Inc.	28,484
		66,990
Services-Help Supply Services - 0.13%
400	Manpower Group, Inc.	30,812

Services-Prepackaged Software - 0.08%
386	Microsoft Corp.	19,250

State Commercial Banks - 0.14%
526	State Street Corp.	32,770

Surgical & Medical Instruments & Apparatus - 0.19%
130	3M Co.	21,759
145	Becton Dickinson & Co.	23,383
		45,142
Water Supply - 0.16%
548	American Water Works Co.	39,872

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.11%
326	Cardinal Health, Inc.	25,578

TOTAL FOR COMMON STOCKS (Cost $1,076,186) - 5.49%		1,327,134

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

CORPORATE BONDS - 30.19%

Banking - 8.64%
250,000	Bank of America Corp. 5.875%, 01/05/2021	$ 286,279
200,000	Barclays Plc. 3.65%, 03/16/2025	191,942
65,000	BB&T Corp. 4.90%, 06/30/2017	67,604
250,000	Capital One NA, McLean VA. 1.65%, 2/5/2018	248,973
250,000	Discover Bank, Greenwood, DE 7.00%, 4/15/2020	283,361
130,000	Fifth Third Bancorp 4.50%, 06/01/2018	136,861
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	102,064
200,000	Huntington National Bank 2.20%, 04/19/2019	199,716
225,000	JPMorgan Chase & Co. 4.25%, 10/15/2020	243,378
60,000	PNC Financial Services Group, Inc. 6.75%, 7/29/2049 **	66,375
225,000	Suntrust Banks, Inc. 6.00%, 02/15/2026	261,336
		2,087,889
Design, Manufacturing & Distribution - 0.42%
100,000	Jabil Circuit, Inc. 7.75%, 07/15/2016	101,136

Gaming, Lodging & Restaurants - 1.05%
242,000	Wyndham Worldwide Corp. 4.25%, 03/01/2022	253,841

Home & Office Products - 2.05%
283,000	Dr. Horton, Inc. 3.75%, 03/01/2019	289,367
200,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	207,000
		496,367
Household Products - 0.87%
200,000	Clorox Co., 3.05%,09/15/2022	207,048

Institutional Financial Services - 1.08%
250,000	Morgan Stanley 3.75%, 02/25/2023	260,567

Insurance - 1.35%
250,000	American International Group, Inc. 4.875%, 06/01/2022	274,409
50,000	Hartford Financial Services Group, Inc. 5.50%, 10/15/2016	50,952
		325,361
Oil, Gas & Coal - 3.73%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	204,979
150,000	Buckeye Partners, L.P. 5.50%, 08/15/2019	158,857
100,000	Buckeye Partners, L.P. 2.65%, 11/15/2018	100,300
150,000	ConocoPhillips 5.75%, 02/01/2019	165,166
100,000	Devon Energy Corp. 6.30%, 01/15/2019	104,663
175,000	Transocean Inc. 6.00%, 03/15/2018 (Cayman Islands)	166,250
		900,215

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Real Estate - 0.98%
216,000	HCP, Inc. 5.375%, 02/01/2021	$ 237,494

Retail-Consumer Staples - 3.07%
225,000	CVS Health Corp. 2.75%, 12/01/2022	229,742
250,000	Staples, Inc. 2.75%, 01/12/2018	253,220
250,000	The Kroger Co. 2.60%, 02/01/2021	257,322
		740,284
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.10%
250,000	NASDAQ, Inc. 5.25%, 01/16/2018	264,765

Semiconductors - 0.97%
225,000	KLA-Tencor Corp. 4.65%, 11/01/2024	234,917

Services-Personal Services - 0.97%
230,000	Block Financial LLC. 4.125%, 10/01/2020	235,166

Specialty Finance - 1.92%
250,000	Visa, Inc. 2.80%, 12/14/2022	260,773
200,000	Western Union Co. 3.35%, 05/22/2019	203,662
		464,435
Technology Services - 1.12%
250,000	IBM Corp. 3.625%, 02/12/2024	270,891

Telecom - 0.88%
200,000	Frontier Communications Corp. 8.50%, 04/15/2020	211,500

TOTAL FOR CORPORATE BONDS (Cost $7,210,773) - 30.19%		7,291,876

LIMITED PARTNERSHIPS - 0.46%

Oil, Gas & Coal - 0.46%
136	Alliance Holdings GP L.P.	2,394
431	Energy Transfer Partners L.P.	15,270
1,329	Enterprise Products Partners L.P.	35,471
1,497	Global Partners L.P.	20,209
531	Magellan Midstream Partners L.P.	38,269
		111,613

TOTAL FOR LIMITED PARTNERSHIPS (Cost $129,592) - 0.46%		111,613

MUNICIPAL BONDS - 5.37%

Delaware - 0.27%
65,000	Delaware State Housing Authority 2.75%, 12/01/2041	66,184

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Kentucky - 1.08%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	$ 261,925

Maryland - 0.29%
15,000	Maryland State Community Dev. Admin. Dept. 5.75%, 09/01/2039	15,381
50,000	Maryland State Community Dev. Admin. Dept. 6.50%, 03/01/2043	54,044
		69,425
Massachusetts - 0.64%
150,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	154,672

New Mexico - 0.04%
10,000	New Mexico Mortgage Finance Authority 6.35%, 01/01/2028	10,250

North Carolina - 0.69%
35,000	North Carolina State Housing 4.00%, 01/01/ 2034	35,303
130,000	North Carolina State Housing 4.65%, 07/01/2021	130,451
		165,754
Pennsylvania - 0.90%
200,000	Pennsylvania State High Education Facilities Authority 4.00%, 06/15/2023	217,126

Washington - 1.46%
100,000	King County Washington School District #411 Issaquah 1.293%, 12/01/2018	100,768
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	252,330
		353,098

TOTAL FOR MUNICIPAL BONDS (Cost $1,277,489) - 5.37%		1,298,434

OPEN-END MUTUAL FUNDS - 1.16%
27,784	AQR Managed Futures Strategy Fund	279,232

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $317,296) - 1.16%		279,232

PREFERRED SECURITIES - 18.36%

Banking - 2.61%
6,000	BB&T Corp. PFD 5.625%, 12/31/2049	154,320
4,000	HSBC Holdings Plc. PFD 8.125%, 12/31/2049 (United Kingdom)	108,760
4,000	JPMorgan Chase & Co. PFD 6.125%, 12/31/2049	104,440
6,000	TCF Financial Co. PFD 7.50%, 12/31/2049	159,300
4,000	US Bancorp. PFD 5.15, 12/31/2049	105,000
		631,820
Computer & Office Equipment - 0.45%
4,000	Pitney Bowes, Inc. PFD 6.70%, 03/07/2043	108,000

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Electric & Other Services Combined - 0.45%
4,000	Interstate Power & Light Co. PFD 5.10%, 12/31/2049	$ 108,320

Institutional Financial Services - 1.47%
4,800	BGC Partners, Inc. PFD 8.125%, 06/15/42	126,720
4,750	Raymond James Financial PFD 6.90%, 03/15/2042	125,590
4,000	The Bank of New York Mellon Corp. PFD 5.20%, 12/31/2049	102,600
		354,910
Insurance - 4.91%
4,000	Aegon N.V. PFD 6.50%, 12/31/2049 (Netherlands)	104,600
4,000	Amtrust Financial Services, Inc. Series A PFD 6.75%, 12/31/2049	98,400
5,000	Arch Capital Group Ltd. PFD 6.75%, 12/31/2049	131,750
6,000	Aviva PLC PFD 8.25%, 12/01/2041 (United Kingdom)	158,640
4,000	Axis Capital Holdings, Ltd. 6.875%, 04/15/2017 (Bermuda)	105,480
5,000	Endurance Specialty Holdings Series B PFD 7.50%, 12/31/2049 (Bermuda)	127,250
5,500	Maiden Holdings North America Ltd. PFD 8.25%, 6/15/2049	139,700
4,000	PartnerRe Ltd. Series E 7.25%, 12/31/2049 (Bermuda)	104,440
4,000	Prudential Financial, Inc. PFD 5.75%, 15/15/2032	105,560
4,000	The Allstate Corp. PFD 6.625%, 12/31/2049	110,200
		1,186,020
Radio Telephone Communications - 0.42%
4,000	Telephone & Data Systems, Inc. 7.00%, 03/15/2060	101,680

Real Estate - 3.43%
5,000	Corporate Office Properties Trust Series L PFD 7.375%, 12/31/2049	131,100
6,000	DuPont Fabros Tech Inc. Series A PFD 7.875%, 12/31/2049	151,620
656	First Potomac Realty Trust Series A PFD 7.75%, 12/31/2049	16,826
6,000	Hospitality Properties Trust Series D PFD 7.125%, 12/31/2049	156,300
4,000	LaSalle Hotel Properties PFD 7.50%, 12/31/2049	101,462
2,000	Post Properties, Inc. Series A PFD 8.50%, 12/31/2049	126,000
5,500	Public Storage 5.75%, 12/31/49	144,705
		828,013
Retail-Discretionary - 0.53%
5,000	Ebay, Inc. PFD 6.00%, 02/01/2056	128,500

Specialty Finance - 2.17%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/2047	167,050
5,907	American Capital Agency Corp. PFD 8.00%, 12/31/2049	152,991
4,132	Annaly Capital Management, Inc. Series C PFD 7.625%, 12/31/2049	104,292
4,000	Aspen Insurance Holdings Ltd. PFD 7.401%, 12/31/2049 ** (Bermuda)	99,200
		523,533

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Utilities - 0.98%
5,000	NextEra Energy Capital Holdings, Inc. PFD 5.625%, 06/15/2072	$ 128,100
4,000	The Southern Co. PFD 6.25%, 10/15/75	108,280
		236,380
Wireless Telecommunication Services - 0.94%
5,000	Qwest Corp. PFD 7.50%, 09/15/2051	128,550
3,900	Qwest Corp. PFD 7.00%, 04/01/2052	99,450
		228,000

TOTAL FOR PREFERRED SECURITIES (Cost $4,421,548) - 18.36%		4,435,176

REAL ESTATE INVESTMENT TRUSTS - 0.74%
327	Equity Residential	22,259
691	HCP, Inc.	23,377
787	National Retail Properties, Inc.	34,439
866	Omega Healthcare Investors, Inc.	29,245
137	Sovran Self Storage, Inc.	14,552
604	Weingarten Realty Investors	22,300
477	Welltower, Inc.	33,113

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $156,687) - 0.74%		179,285

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 35.37%

Federal Farm Credit Banks - 7.37%
300,000	Federal Farm Credit Banks 2.35%, 06/16/2021	300,581
350,000	Federal Farm Credit Banks 3.04%, 06/17/2024	350,685
300,000	Federal Farm Credit Banks 2.87%, 11/18/2024	302,702
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	300,340
300,000	Federal Farm Credit Banks 3.12%, 10/05/2026	300,561
225,000	Federal Farm Credit Banks 3.53%, 12/23/2030	225,572
		1,780,441
Federal Home Loans Banks - 5.76%
250,000	Federal Home Loans Banks 2.37%, 06/10/2022	250,311
300,000	Federal Home Loans Banks 2.15%, 10/21/2022	300,047
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	312,404
28,571	Federal Home Loans Banks 2.90%, 09/05/2025	28,571
150,000	Federal Home Loans Banks 2.15%, 01/28/2028 **	149,534
350,000	Federal Home Loans Banks 2.19%, 01/13/2022	350,014
		1,390,881

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Federal Home Loans Mortgage Corporation - 3.99%
400,000	Federal Home Loans Mortgage Corp. 0.50%, 05/13/2016	$ 400,035
200,000	Federal Home Loan Mortgage Credit 0.875%, 03/07/2018	200,176
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	156,815
153,685	Federal Home Loan Mortgage Credit Class AC CMO 2.25%, 02/15/2028	154,794
2,646	Federal Home Loan Mortgage Credit Pool #1B4069 2.375%, 05/01/2038 ***	2,787
26,977	Federal Home Loan Mortgage Credit Pool #407172 2.345%, 09/01/2022 ***	27,138
6,064	Federal Home Loan Mortgage Credit Pool #755028 2.689%, 11/01/2018 ***	6,116
4,855	Federal Home Loan Mortgage Credit Pool #845590 2.515%, 01/01/2024 ***	4,885
11,032	Federal Home Loan Mortgage Credit Pool #845965 2.656%, 01/01/2024 ***	11,342
		964,088
Federal National Mortgage Associations - 5.36%
350,000	Federal National Mortgage Association 2.230%, 12/06/2022	349,930
250,000	Federal National Mortgage Association 2.50%, 03/27/2023	250,484
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	236,761
150,000	Federal National Mortgage Association 5.375%, 06/12/2017	157,762
30,511	Federal National Mortgage Association Pool #279880 1.58%, 04/01/2024***	30,804
62,827	Federal National Mortgage Association Pool #462285 2.435%, 06/01/2036***	64,916
14,651	Federal National Mortgage Association Pool #551037 2.603%, 11/01/2020***	14,931
49,043	Federal National Mortgage Association Pool #745776 2.787%, 07/01/2036***	51,749
8,885	Federal National Mortgage Association Pool #791573 2.42%, 08/01/2034***	9,362
55,682	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036***	59,022
59,656	Federal National Mortgage Association Pool #888386 2.733%, 03/01/2038***	62,622
5,602	Federal National Mortgage Association Pool #995350 2.335%, 09/01/2038***	5,929
		1,294,272
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 1.32%
303,945	FHR 4447 PA Mortgage 3.00%, 12/15/2044	320,169

Federal National Mortgage Associations Collateralized Mortgage Obligations - 6.35%
138,128	FNA 2013-M9 Class ASQ2 CMO 1.8248%, 06/25/2018	139,200
266,642	FNR 2012-99 Class AV Mtg. 3.00%, 08/25/2036	276,298
323,087	FNR 2012-120 Class PA Mtg. 3.50%, 10/25/2042 **	343,382
248,058	FNR 2012-134 Class VP CMO Mtg. 3.00%, 10/25/2042 **	261,223
116,087	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	118,610
137,529	FNR 2013-41 Class AE CMO 2.00%, 07/25/2037	138,239
250,000	FNR 2015-67 Class QV CMO Mtg. 3.00%, 12/25/2040	256,842
		1,533,794

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

Government National Mortgage Associations - 3.95%
12,546	Government National Mortgage Association Pool #008062 2.00%, 10/20/2022 ***	$ 12,893
41,360	Government National Mortgage Association Pool #008120 1.75%, 01/20/2023 ***	42,390
7,301	Government National Mortgage Association Pool #008228 1.875%, 07/20/2023 ***	7,508
7,143	Government National Mortgage Association Pool #008259 1.875%, 08/20/2023 ***	7,347
26,148	Government National Mortgage Association Pool #008350 1.75%, 01/20/2024 ***	26,857
4,996	Government National Mortgage Association Pool #008375 1.75%, 02/20/2024 ***	5,133
6,005	Government National Mortgage Association Pool #008395 1.75%, 03/20/2024 ***	6,171
2,609	Government National Mortgage Association Pool #008410 1.75%, 04/20/2024 ***	2,689
5,711	Government National Mortgage Association Pool #008421 1.75%, 05/20/2024 ***	5,883
4,900	Government National Mortgage Association Pool #008502 1.875%, 09/20/2024 ***	5,055
7,915	Government National Mortgage Association Pool #008503 1.875%, 09/20/2024 ***	8,161
6,366	Government National Mortgage Association Pool #008565 2.00%, 12/20/2024 ***	6,570
10,250	Government National Mortgage Association Pool #008567 2.50%, 12/20/2024 ***	10,710
24,322	Government National Mortgage Association Pool #008595 2.00%, 02/20/2025 ***	25,127
5,801	Government National Mortgage Association Pool #008660 1.875%, 07/20/2025 ***	5,993
21,000	Government National Mortgage Association Pool #080450 1.875%, 09/20/2030 ***	21,523
45,625	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	47,388
52,690	Government National Mortgage Association Pool #080569 1.75%, 01/20/2032 ***	54,572
6,290	Government National Mortgage Association Pool #080659 2.00%, 12/20/2032 ***	6,535
70,318	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	73,183
34,048	Government National Mortgage Association Pool #081727 1.625%, 07/20/2036 ***	35,336
60,510	Government National Mortgage Association Pool #082903 1.625%, 08/20/2041	62,274
386	Government National Mortgage Association Pool #314616 8.50%, 04/15/2022	388
1,517	Government National Mortgage Association Pool #335228 7.50%, 12/15/2023	1,642
562	Government National Mortgage Association Pool #343498 8.00%, 02/15/2023	565
329	Government National Mortgage Association Pool #352081 7.00%, 09/15/2023	358
1,615	Government National Mortgage Association Pool #352837 6.50%, 01/15/2024	1,848
1,205	Government National Mortgage Association Pool #353946 7.00%, 02/15/2024	1,210
955	Government National Mortgage Association Pool #426033 6.50%, 04/15/2026	1,093
8,791	Government National Mortgage Association Pool #460203 7.00%, 04/15/2028	9,714
203,988	Government National Mortgage Association Series 2012-047 Cl Va 3.50%, 07/23/2023	216,882
250,000	Government National Mortgage Association Series 2012-113 Cl Py 2.50%, 09/20/2042 **	241,984
		954,982
U.S. Small Business Administration - 0.29%
69,568	U.S. Small Business Admin Pool #508527 3.575%, 02/25/2018	70,647

***Adjustable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares/ Principal		Value

United States Treasury Note Bonds - 0.98%
125,000	United States Treasury Note Bond 2.375%, 07/31/2017	$ 127,637
100,000	United States Treasury Note Bond 3.375%, 11/15/2019	108,086
		235,723

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,487,332) - 35.37%		8,544,997

MONEY MARKET FUND - 2.27%
547,832	Fidelity Institutional Money Market Portfolio 0.36% **	547,832

TOTAL FOR MONEY MARKET FUND (Cost $547,832) - 2.27%		547,832

TOTAL INVESTMENTS (Cost $23,624,735) - 99.41%		24,015,579

OTHER ASSETS LESS LIABILITIES, NET - 0.59%		141,415

NET ASSETS - 100.00%		$24,156,994

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 85.62%

Air Transportation, Scheduled - 5.12%
43,000	Grupo Aeromexico SAB de CV (Mexico) *	$ 98,151
14,000	Latam Airlines Group S.A. ADR *	100,520
		198,671
Aircrafts - 1.49%
2,500	Embraer S.A. (Brazil)	57,750

Airports, Flying Fields & Airport Terminal Services - 4.38%
2,000	Grupo Aeroportuario del Centro Norte, SAB de CV ADR *	92,860
500	Grupo Aeroportuario del Sureste, SAB de CV ADR	76,920
		169,780
Basic & Diversified Chemicals - 4.07%
45,000	Alfa, SAB de CV (Mexico)	84,655
29,000	Mexichem SAB de CV (Mexico)	73,263
		157,918
Beverages - 2.02%
14,000	Ambev S.A. ADR	78,260

Bottled & Canned Soft Drinks & Carbonated Waters - 1.80%
800	Coca Cola Femsa S.A. de C.V. (Mexico)	69,832

Cement, Hydraulic - 2.11%
10,996	Cemex, S.A.B. de C.V. (Mexico)	81,920

Commercial Banks, NEC - 11.20%
11,748	Banco Bradesco ADR	87,757
1,500	Bancolombia S.A. ADR	58,035
17,000	Banregio Grupo Financiero (Mexico) *	101,955
600	Creditcorp Ltd. (Peru)	87,252
17,500	Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	99,426
		434,425
Communications Equipment, Nec - 0.00%
200	Telesites SAB de CV (Mexico) *	123

Crude Petroleum & Natural Gas - 2.09%
10,500	Petroleo Brasileiro S.A. ADR Class A *	80,955

Diversified Financial Services - 3.99%
30,000	Credito Real SAB de CV Sofom ENR (Mexico)	66,227
30,000	Unifin Financiera SAB de CV SOFOM ENR (Mexico)	88,511
		154,738

* Non-income producing securities during the period.

ADR - American Depository Receipt.  ADRs are issued in the United States by a U.S. bank representing a specified number of shares of a foreign security traded on a U.S. exchange.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares		Value

Electric - 0.66%
1,800	Endesa Americas SA (Chile) *	$ 25,434

Electric Services - 1.29%
1,800	Empresa Nacional de Electricid ADR	50,130

Food Manufacturing - 5.06%
7,000	Gruma S.A.B. de C.V. (Mexico) *	102,339
35,000	Grupo Lala SAB de C.V. (Mexico)	93,674
		196,013
Gold & Silver Ores - 2.09%
8,000	Compania de Minas Buenaventura Series B ADR *	81,200

Heavy Construction Other Than Building Construction - Contractors - 2.88%
8,800	Promotora y Operadora de Infraestructura SAB de C.V. (Mexico)	111,691

Industrial Inorganic Chemicals - 1.28%
5,000	Ecopetrol S.A. ADR *	49,700

Meat Packing Plants - 1.47%
4,000	BRF-Brasil Foods S.A. ADR	56,880

Metal Mining - 7.12%
35,000	Grupo Mexico SAB de CV (Mexico)	89,093
3,000	Southern Copper Corp.	89,010
17,300	Vale S.A. ADR *	98,091
		276,194
Natural Gas Distribution - 3.44%
18,000	Ienova (Mexico) *	70,394
3,000	Ultrapar Holdings, Inc. (Brazil)	62,940
		133,334
Real Estate - 1.89%
45,000	Corporacion Inmobiliaria Vesta SAB de CV (Mexico)	73,399

Retail-Bakery Products - 2.68%
34,000	Grupo Bimbo SAB de CV (Mexico)	103,735

Retail-Department Stores - 2.14%
7,300	El Puerto de Liverpool S.A. (Mexico) *	83,047

State Commercial Banks - 2.70%
11,000	Itau Unibanco Holding S.A. ADR	104,830

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.92%
33,400	Gerdau S.A. ADR	74,482

* Non-income producing securities during the period.

ADR - American Depository Receipt.  ADRs are issued in the United States by a U.S. bank representing a specified number of shares of a foreign security traded on a U.S. exchange.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Shares		Value

Sugar & Confectionery Products - 2.07%
14,900	Cosan Ltd. Class A (Brazil) *	$ 80,162

Telephone Communications (No Radio Telephone) - 4.33%
4,000	America Movil SAB de C.V. ADR	56,640
4,900	Telefonica Brasil S.A. ADR	60,368
4,600	Tim Participacoes S.A. ADR	51,014
		168,022
Television Broadcasting Stations - 1.89%
2,500	Grupo Televisa S.A. ADR *	73,075

Wholesale-Beer, Wine & Distilled Alcoholic Beverages - 2.44%
2,800	Vina Concha Y Toro S.A.VCO ADR	94,528

TOTAL FOR COMMON STOCKS (Cost $4,224,385) - 85.62%		3,320,228

EXCHANGE TRADED FUNDS - 2.10%
2,600	iShares MSCI All Peru Capped Index Fund	81,406

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $103,547) - 2.10%		81,406

REAL ESTATE INVESTMENT TRUSTS - 2.03%
33,000	Fibra Uno Admistracion S.A. (Mexico)	78,627

REAL ESTATE INVESTMENT TRUSTS (Cost $115,046) - 2.03%		78,627

MONEY MARKET FUND - 8.36%
324,343	Fidelity Institutional Money Market Portfolio 0.36% **	324,343

TOTAL FOR MONEY MARKET FUND (Cost $324,343) - 8.36%		324,343

TOTAL INVESTMENTS (Cost $4,767,321) - 98.11%		3,804,604

OTHER ASSETS LESS LIABILITIES, NET - 1.89%		73,082

NET ASSETS - 100.00%		$ 3,877,686

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the coupon at April 30, 2016.

ADR - American Depository Receipt.  ADRs are issued in the United States by a U.S. bank representing a specified number of shares of a foreign security traded on a U.S. exchange.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Country Breakdown - as a % of Total Investments (ADR origin is classified by underlying respective country)

23.48%	Brazil
7.11%	Chile
2.83%	Columbia
49.14%	Mexico
8.91%	Peru
8.53%	Money Market Fund

Country Breakdown - as a % of Total Investments (ADR origin is classified as United States)

5.28%	Brazil
0.67%	Chile
41.27%	Mexico
2.29%	Peru
41.96%	United States ***
8.53%	Money Market Fund

*** Represents ADRs of securities of Latin American issuers and exchange traded funds that invest in Latin American issuers with the exception of the Fund's short-term investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2016 (UNAUDITED)

Assets:	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investments in Securities, at Value
(Cost $27,061,175; $23,624,735; & $4,767,321, respectively)	$ 28,880,983	$ 24,015,579	$ 3,804,604
Cash	-	1,806	-
Receivables:
Dividends and Interest	43,591	125,607	9,954
Shareholder Subscriptions	1,246	5,930	69,000
Prepaid Expenses	19,702	21,201	12,662
Total Assets	28,945,522	24,170,123	3,896,220
Liabilities:
Payables:
Portfolio Securities Purchased	-	-	3,106
Shareholder Redemptions	337	-	-
Advisory Fees	10,991	296	3,933
Administrative Fees	1,550	3,201	3,200
Distribution Fees	987	255	592
Trustee Fees	833	998	839
Accrued Expenses	11,159	8,379	6,864
Total Liabilities	25,857	13,129	18,534
Net Assets	$ 28,919,665	$ 24,156,994	$ 3,877,686

Net Assets Consist of:
Paid In Capital	$ 27,690,142	$ 23,829,979	$ 5,708,320
Accumulated Undistributed Net Investment Income	9,095	95,185	14,935
Accumulated Undistributed Realized Gain (Loss) on Investments	(599,380)	(159,014)	(882,852)
Unrealized Appreciation (Depreciation) in Value of Investments	1,819,808	390,844	(962,717)
Net Assets	$ 28,919,665	$ 24,156,994	$ 3,877,686

Net Asset Value Per Share

Class A
Net Assets	$ 21,950,035	$ 23,072,684	$ 3,877,686
Shares of beneficial interest outstanding	1,982,059	2,202,538	560,036
Net asset value per share	$ 11.07	$ 10.48	$ 6.92
Redemption price per share (a)	$ 10.85	$ 10.27	$ 6.79
Offering price per share (maximum sales charge of 5.00%)	$ 11.66	$ 11.03	$ 7.29

Class C
Net Assets	$ 6,969,630	$ 1,084,310
Shares of beneficial interest outstanding	643,385	103,855
Net asset value per share (b)	$ 10.83	$ 10.44
Redemption price per share (a)	$ 10.62	$ 10.23

(a)  A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days of purchase.

(b) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2016 (UNAUDITED)

	Epiphany FFV Fund	Epiphany FFV Strategic Income Fund	Epiphany FFV Latin America Fund
Investment Income:
Dividends (a)	$ 327,518	$ 188,060	$ 41,931
Interest	748	223,760	114
Total Investment Income	328,266	411,820	42,045

Expenses:
Advisory Fees	105,939	58,646	15,491
Distribution Fees:
Class A	26,931	28,068	3,873
Class C	33,528	5,021	-
Transfer Agent	26,372	19,620	8,061
Administrative	10,043	8,951	8,951
Registration	16,668	15,688	7,615
Audit	5,634	7,055	5,835
Shareholder Service (Non 12b-1)	9,888	10,556	1,084
Legal	4,985	5,714	5,020
Custody	5,202	6,600	3,740
Printing	5,503	1,991	1,669
Insurance	1,349	7,099	1,188
Compliance Officer	5,979	7,077	6,484
Trustee	4,389	5,053	4,713
Other	3,318	5,333	2,347
Total Expenses	265,728	192,472	76,071
Fees Waived and Reimbursed by the Adviser	(28,704)	(42,093)	(48,961)
Net Expenses	237,024	150,379	27,110

Net Investment Income	91,242	261,441	14,935

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Realized Gain (Loss) on Investments and Foreign Currency Transactions (b)	(596,612)	(125,789)	9,374
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options and Foreign Currency Transactions	(40,741)	141,810	304,628

Net Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	(637,353)	16,021	314,002

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (546,111)	$ 277,462	$ 328,937

(a) Net of Foreign withholding taxes of $0, $0, and $553, respectively.

(b)  Includes $5,382 in capital gain distributions from portfolio companies for the Epiphany FFV Strategic Income Fund.

 The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 4/30/2016	For the Year Ended 10/31/2015

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 91,242	$ 57,006
Net Realized Gain (Loss) on Investments	(596,612)	1,555,764
Net Change in Unrealized Depreciation on Investments	(40,741)	(1,796,905)
Net Decrease in Net Assets Resulting from Operations	(546,111)	(184,135)

Distributions to Shareholders from:
Net Investment Income:
Class A (formerly Class N)	(80,293)	(30,974)
Class A (no longer in operation)	-	(503)
Class C	(2,963)	-
Realized Gains:
Class A (formerly Class N)	(1,181,132)	(1,426,935)
Class A (no longer in operation)	-	(323,445)
Class C	(368,521)	(549,519)
Net Change in Net Assets from Distributions	(1,632,909)	(2,331,376)

Capital Share Transactions: *
Proceeds from Sale of Shares:
Class A (formerly Class N)	3,132,209	8,907,392
Class A (no longer in operation)	-	1,194,510
Class C	366,897	790,274
Shares Issued on Reinvestment of Dividends
Class A (formerly Class N)	1,182,707	1,373,097
Class A (no longer in operation)	-	306,959
Class C	369,829	549,299
Cost of Shares Redeemed:
Class A (formerly Class N)	(3,313,307)	(5,152,700)
Class A (no longer in operation)	-	(5,642,026)
Class C	(434,002)	(870,119)
Redemption Fees	263	1,991
Net Increase from Shareholder Activity	1,304,596	1,458,677

Net Assets:
Net Decrease in Net Assets	(874,424)	(1,056,834)
Beginning of Period	29,794,089	30,850,923
End of Period (Including Accumulated Undistributed Net
Investment Income of $9,095 and $1,109, respectively)	$28,919,665	$29,794,089

Share Activity *
Class A (formerly Class N):
Shares Sold	285,549	717,404
Shares Reinvested	107,729	110,554
Shares Redeemed	(315,513)	(424,388)
Net Increase in Shares of Beneficial Interest Outstanding	77,765	403,570

Class A (no longer in operation):
Shares Sold	-	95,097
Shares Reinvested	-	24,636
Shares Redeemed	-	(447,683)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	-	(327,950)

Class C:
Shares Sold	33,799	65,732
Shares Reinvested	34,403	44,877
Shares Redeemed	(41,296)	(73,266)
Net Increase in Shares of Beneficial Interest Outstanding	26,906	37,343

*  On June 1, 2015, the Class A shares were merged with Class N shares, and then Class N was renamed Class A. Former Class A shares, 430,541 shares, valued at $5,411,897 were merged into Class N shares, and then renamed Class A.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 4/30/2016	For the Year Ended 10/31/2015

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 261,441	$ 369,155
Net Realized Gain (Loss) on Investments	(125,789)	(27,767)
Net Change in Unrealized Appreciation (Depreciation) on Investments	141,810	(158,487)
Net Increase in Net Assets Resulting from Operations	277,462	182,901

Distributions to Shareholders from:
Net Investment Income:
Class N	-	(215,354)
Class A	(205,332)	(238,871)
Class C	(3,432)	(11,521)
Realized Gains:
Class N	-	(26,788)
Class A	-	(12,420)
Class C	-	(1,400)
Net Change in Net Assets from Distributions	(208,764)	(506,354)

Capital Share Transactions: *
Proceeds from Sale of Shares:
Class N	-	2,862,685
Class A	2,418,478	18,666,825
Class C	232,497	443,540
Shares Issued on Reinvestment of Dividends
Class N	-	237,660
Class A	183,453	220,056
Class C	3,215	12,584
Cost of Shares Redeemed:
Class N	-	(14,254,110)
Class A	(1,564,837)	(2,229,910)
Class C	(71,313)	(133,475)
Redemption Fees	447	2,938
Net Increase from Shareholder Activity	1,201,940	5,828,793

Net Assets:
Net Increase in Net Assets	1,270,638	5,505,340
Beginning of Period	22,886,356	17,381,016
End of Period (Including Accumulated Undistributed Net
Investment Income of $95,185 and $42,508, respectively)	$24,156,994	$22,886,356

Share Activity *
Class N:
Shares Sold	-	272,169
Shares Reinvested	-	22,720
Shares Redeemed	-	(1,362,027)
Net Increase in Shares of Beneficial Interest Outstanding	-	(1,067,138)

Class A:
Shares Sold	232,906	1,776,410
Shares Reinvested	17,657	21,003
Shares Redeemed	(150,386)	(212,797)
Net Increase in Shares of Beneficial Interest Outstanding	100,177	1,584,616

Class C:
Shares Sold	22,511	42,399
Shares Reinvested	311	1,206
Shares Redeemed	(6,902)	(12,830)
Net Increase in Shares of Beneficial Interest Outstanding	15,920	30,775

*  On June 1, 2015, Class N shares were redesignated and reissued as Class A shares.  Former Class N shares, 1,264,026 shares, valued at $13,297,422 were merged into Class A shares.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 4/30/2016	For the Year Ended 10/31/2015

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 14,935	$ 41,837
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	9,374	(613,762)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	304,628	(968,713)
Net Increase (Decrease) in Net Assets Resulting from Operations	328,937	(1,540,638)

Distributions to Shareholders from:
Net Investment Income:
Class N	-	(3,965)
Class A	-	(43,923)
Net Change in Net Assets from Distributions	-	(47,888)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class N *	-	400,039
Class A *	614,834	3,945,227
Class C **	-	-
Shares Issued on Reinvestment of Dividends
Class N *	-	3,923
Class A *	-	43,554
Class C **	-	-
Cost of Shares Redeemed:
Class N *	-	(3,984,506)
Class A *	(403,863)	(906,880)
Class C **	-	(12,957)
Redemption Fees	276	67
Net Increase (Decrease) from Shareholder Activity	211,247	(511,533)

Net Assets:
Net Increase (Decrease) in Net Assets	540,184	(2,100,059)
Beginning of Period	3,337,502	5,437,561
End of Period (Including Accumulated Undistributed Net
Investment Income of $14,935 and $0, respectively)	$ 3,877,686	$ 3,337,502

Share Activity
Class N: *
Shares Sold	-	50,676
Shares Reinvested	-	505
Shares Redeemed	-	(537,523)
Net Decrease in Shares of Beneficial Interest Outstanding	-	(486,342)

Class A: *
Shares Sold	99,202	536,478
Shares Reinvested	-	6,019
Shares Redeemed	(66,973)	(136,116)
Net Increase in Shares of Beneficial Interest Outstanding	32,229	406,381

Class C: **
Shares Sold	-	-
Shares Redeemed	-	(1,658)
Net Decrease in Shares of Beneficial Interest Outstanding	-	(1,658)

*  Effective June 1, 2015, all Epiphany FFV Latin America Fund Class N shares were redesignated and reissued as Class A, eliminating Class N shares.

** As of April 29, 2015, Class C shares were liquidated.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2016	10/31/2015(c)	10/31/2014	10/31/2013	10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 11.88	$ 12.85	$ 12.82	$ 10.27	$ 9.27	$ 8.85

Income From Investment Operations:
Net Investment Income *	0.04	0.04	0.03	0.07	0.10	0.07
Net Gain on Securities (Realized and Unrealized)	(0.21)	0.03	1.49	2.74	0.99	0.40
Total from Investment Operations	(0.17)	0.07	1.52	2.81	1.09	0.47

Distributions:
From Net Investment Income	(0.04)	(0.08)	(0.05)	(0.08)	(0.09)	(0.05)
From Net Realized Gain	(0.60)	(0.96)	(1.44)	(0.18)	-	-
Total from Distributions	(0.64)	(1.04)	(1.49)	(0.26)	(0.09)	(0.05)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.07	$ 11.88	$ 12.85	$ 12.82	$ 10.27	$ 9.27

Total Return **	(1.38)%(b)	0.25%	12.96%	27.97%	11.85%	5.31%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,950	$ 22,619	$ 19,283	$ 13,952	$ 11,622	$ 8,608
Before Waiver
Ratio of Expenses to Average Net Assets	1.71%(a)	1.68%	1.60%	2.20%	2.43%	3.16%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62%(a)	0.18%	0.16%	(0.11%)	0.07%	(0.90%)
After Waiver
Ratio of Expenses to Average Net Assets	1.50%(a)	1.50%	1.50%	1.50%	1.50%	1.57%
Ratio of Net Investment Income to Average Net Assets	0.83%(a)	0.36%	0.26%	0.59%	1.00%	0.69%
Portfolio Turnover	37%(b)	81%	70%	83%	47%	84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

(c)  On June 1, 2015, Class N shares were renamed Class A shares.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 11.64	$ 12.68	$ 12.71	$ 10.19	$ 9.20	$ 8.80

Income From Investment Operations:
Net Investment Income (Loss) *	-	(0.05)	(0.06)	(0.07)	0.02	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.21)	(0.03)	1.47	2.77	0.99	0.41
Total from Investment Operations	(0.21)	(0.08)	1.41	2.70	1.01	0.40

Distributions:
From Net Investment Income	- ***	-	-	(0.01)	(0.02)	-
From Net Realized Gain	(0.60)	(0.96)	(1.44)	(0.17)	-	-
Total from Distributions	(0.60)	(0.96)	(1.44)	(0.18)	(0.02)	-

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.83	$ 11.64	$ 12.68	$ 12.71	$ 10.19	$ 9.20

Total Return **	(1.73)%(b)	(1.03)%	12.16%	27.01%	10.98%	4.55%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,970	$ 7,175	$ 7,345	$ 6,524	$ 150	$ 55
Before Waiver
Ratio of Expenses to Average Net Assets	2.46%(a)	2.42%	2.35%	2.59%	3.15%	3.82%
Ratio of Net Investment Loss to Average Net Assets	(0.13%)(a)	(0.56%)	(0.58%)	(0.89%)	(0.74%)	(1.62%)
After Waiver
Ratio of Expenses to Average Net Assets	2.25%(a)	2.25%	2.25%	2.25%	2.25%	2.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%(a)	(0.39%)	(0.47%)	0.55%	0.16%	0.13%
Portfolio Turnover	37%(b)	81%	70%	83%	47%	84%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 10.45	$ 10.62	$ 10.37	$ 10.51	$ 10.24	$ 10.27

Income From Investment Operations:
Net Investment Income *	0.11	0.17	0.20	0.28	0.32	0.38
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	(0.07)	0.24	(0.19)	0.25	(0.08)
Total from Investment Operations	0.12	0.10	0.44	0.09	0.57	0.30

Distributions:
From Net Investment Income	(0.09)	(0.25)	(0.19)	(0.21)	(0.30)	(0.33)
From Net Realized Gain	-	(0.02)	-	(0.02)	-	- ***
Total from Distributions	(0.09)	(0.27)	(0.19)	(0.23)	(0.30)	(0.33)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.48	$ 10.45	$ 10.62	$ 10.37	$ 10.51	$ 10.24

Total Return **	1.20%(b)	0.97%	4.23%	0.89%	5.61%	3.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,073	$ 21,972	$ 5,501	$ 3,688	$ 2,481	$ 752
Before Waiver
Ratio of Expenses to Average Net Assets	1.61%(a)	1.63%	1.72%	2.26%	2.16%	3.05%
Ratio of Net Investment Income to Average Net Assets	1.79%(a)	1.21%	1.40%	1.65%	2.15%	1.94%
After Waiver
Ratio of Expenses to Average Net Assets	1.25%(a)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	2.15%(a)	1.59%	1.88%	2.67%	3.06%	3.73%
Portfolio Turnover	31%(b)	43%	27%	47%	56%	53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV STRATEGIC INCOME FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	Fiscal Years Ended
	4/30/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 10.40	$ 10.55	$ 10.31	$ 10.46	$ 10.20	$ 10.26

Income From Investment Operations:
Net Investment Income *	0.07	0.11	0.13	0.20	0.23	0.30
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	(0.08)	0.24	(0.18)	0.25	(0.08)
Total from Investment Operations	0.08	0.03	0.37	0.02	0.48	0.22

Distributions:
From Net Investment Income	(0.04)	(0.16)	(0.13)	(0.15)	(0.22)	(0.28)
From Net Realized Gain	-	(0.02)	-	(0.02)	-	- ***
Total from Distributions	(0.04)	(0.18)	(0.13)	(0.17)	(0.22)	(0.28)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 10.44	$ 10.40	$ 10.55	$ 10.31	$ 10.46	$ 10.20

Total Return **	0.74%(b)	0.33%	3.57%	0.16%	4.80%	2.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,084	$ 914	$ 603	$ 568	$ 382	$ 126
Before Waiver
Ratio of Expenses to Average Net Assets	2.36%(a)	2.41%	2.48%	2.49%	2.92%	3.74%
Ratio of Net Investment Income to Average Net Assets	1.03%(a)	0.63%	0.80%	1.40%	1.34%	1.18%
After Waiver
Ratio of Expenses to Average Net Assets	2.00%(a)	2.00%	2.00%	2.00%	2.00%	2.01%
Ratio of Net Investment Income to Average Net Assets	1.39%(a)	1.04%	1.28%	1.90%	2.25%	2.91%
Portfolio Turnover	31%(b)	43%	27%	47%	56%	53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FFV LATIN AMERICA FUND – CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 4/30/2016

		Fiscal Years Ended			Period Ended
		10/31/2015	10/31/2014	10/31/2013	10/31/2012(a)

Net Asset Value, at Beginning of Period	$ 6.32	$ 8.93	$ 9.50	$ 9.59	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.03	0.03	0.12	0.07	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.57	(2.56)	(0.60)	(0.08)	(0.24)
Total from Investment Operations	0.60	(2.53)	(0.48)	(0.01)	(0.32)

Distributions:
From Net Investment Income	-	(0.08)	(0.09)	(0.08)	(0.09)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	-	(0.08)	(0.09)	(0.08)	(0.09)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Period	$ 6.92	$ 6.32	$ 8.93	$ 9.50	$ 9.59

Total Return **	9.49%(b)	(28.46%)	(5.08%)	(0.04%)	(3.14%)(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,878	$ 3,338	$ 1,085	$ 1,115	$ 6
Before Waiver
Ratio of Expenses to Average Net Assets	4.92%(c)	4.42%	3.55%	3.90%	10.50%(c)
Ratio of Net Investment Loss to Average Net Assets	(2.20%)(c)	(2.21%)	(0.49%)	(1.41%)	(10.06%)(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.75%(c)	1.75%	1.75%	1.75%	1.75%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.97%(c)	0.47%	1.30%	0.74%	(1.30%)(c)
Portfolio Turnover	0%(b)	26%	17%	11%	3%(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount is less than $0.005 per share.

(a) The Epiphany FFV Latin America Fund Class A commenced investment operations on March 12, 2012.

(b) Not annualized

(c) Annualized

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2016 (UNAUDITED)

1.  ORGANIZATION

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust currently consists of three funds: the Epiphany FFV Fund (“FFV Fund”); the Epiphany FFV Strategic Income Fund (“Strategic Income Fund”), and Epiphany FFV Latin America Fund (“Latin America Fund”), (each individually a “Fund” and collectively the “Funds”).  The Trust became effective with the Securities and Exchange Commission on January 5, 2007 and commenced investment operations on January 8, 2007.  FFV Fund and Strategic Income Fund offer two classes of shares: Class A and Class C.  Latin America Fund offers one class of shares: Class A.  See Note 10.  Each class differs as to sales and redemption charges, and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Each of the Funds is a diversified Fund and has a separate investment objective.  The investment objective of the FFV Fund is to seek long-term growth of capital.  The investment objective of the Strategic Income Fund is to seek income.  The investment objective of Latin America Fund is to seek long-term growth of capital. Each Fund invests in securities issued by corporations that demonstrate a commitment to faith and family values as measured by the FFV Scorecard®.  The focus of the screening is to protect the dignity of human life, support and protect employees and their families, and to reasonably safeguard the environment.  The screening is consistent with the USCCB Socially Responsible Investment Guidelines. Business practices are screened in four major areas: Life and Family Exclusions, Social Justice, Environmental Record, and Corporate Governance Practices. The screening process first excludes companies with business activities that are prohibited in the life and family exclusions. Companies that pass the initial screening are then additionally scored to determine their impact on society.  The investment adviser to the Funds is Trinity Fiduciary Partners, LLC (the "Adviser"). The sub-adviser to the Strategic Income Fund is Dana Investment Advisors, Inc. (the “Sub-Adviser”).

All Epiphany FFV Fund Class A shares were redesignated and reissued as Class N shares, eliminating the class currently designated as Class A, effective as of June 1, 2015.  In order to facilitate a class consolidation, a sales load, structured in the manner previously applicable to Epiphany FFV Fund Class A shares, was added to Epiphany FFV Fund Class N, effective as of June 1, 2015.  Any Class N shares previously held were exempt from any such sales load.  Epiphany FFV Fund “Class N” was renamed “Class A” following the merger and redesignation.

All Epiphany FFV Strategic Income Fund Class N shares were redesignated and reissued as Class A, eliminating the class currently designated as Class N, effective as of June 1, 2015.

All Epiphany FFV Latin America Fund Class N shares were redesignated and reissued as Class A, eliminating the class currently designated as Class N, effective as of June 1, 2015.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Options Transactions - The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio and to generate income or gain for the Funds.  The ability of the Funds to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk.  No options transactions were entered into for any of the Funds’ during the six months ended April 30, 2016.

Federal Income Tax - The Trust has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2012-2014 returns and expected to be taken in the Funds’ 2015 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and State of Ohio.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations.  During the six months ended April 30, 2016, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents - The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

Distribution to Shareholders - The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
FFV Fund	Quarterly	Annually
Strategic Income Fund	Monthly	Annually
Latin America Fund	Quarterly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as distributions of paid-in-surplus or tax return of capital.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Other - Investment and shareholder transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  When a security in a Fund distributes a non-cash dividend, the non-cash dividend is included in the Fund’s income and the cost basis of the security is adjusted accordingly.  Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Share Class Accounting - Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.  SECURITIES VALUATIONS

Processes and Structure

The Trust’s Board of Trustees (the “Board”) has adopted methods for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determination, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Adviser and the Sub-Adviser are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser or the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts, limited partnerships) - Securities traded on a national securities

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (“Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed income securities (corporate bonds, structured notes and municipal bonds) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities - U.S. government securities are normally valued using a similar model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. agency securities - U.S. agency securities comprise two main categories consisting of agency-issued debt and mortgage pass-throughs.  Agency-issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Derivative instruments - Listed derivatives, including options, which are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

The following is a summary of inputs used as of April 30, 2016 in valuing the Funds’ investments carried at value:

FFV Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks *	$27,884,742	$ -	$ -	$27,884,742
Limited Partnerships	879,614	-	-	879,614
Money Market Fund	116,627	-	-	116,627
	$28,880,983	$ -	$ -	$28,880,983
Strategic Income Fund
Investments in Securities - Assets	Level 1	Level 2	Level 3	Total

Common Stocks *	$1,327,134	$ -	$ -	$1,327,134
Corporate Bonds	-	7,291,876	-	7,291,876
Limited Partnerships	111,613	-	-	111,613
Municipal Bonds	-	1,298,434	-	1,298,434
Open-End Mutual Fund	279,232	-	-	279,232
Preferred Securities	4,435,176	-	-	4,435,176
Real Estate Investment Trusts	179,285	-	-	179,285
U.S. Government Agencies and Obligations	-	8,544,997	-	8,544,997
Money Market Fund	547,832	-	-	547,832
	$6,880,272	$17,135,307	$ -	$24,015,579

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Latin America Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks *	$3,320,228	$ -	$ -	$3,320,228
Exchange Traded Funds	81,406	-	-	81,406
Real Estate Investment Trusts	78,627	-	-	78,627
Money Market Fund	324,343	-	-	324,343
	$3,804,604	$ -	$ -	$3,804,604

* Industry classifications for the categories are detailed in the Schedule of Investments for each respective Fund.

The Funds did not hold any Level 3 assets during the six months ended April 30, 2016. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
FFV Fund	$ 10,369,112	$10,511,920
Strategic Income Fund	8,425,859	7,084,477
Latin America Fund	11,767	98,012

5.  ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds.  Trinity Fiduciary Partners LLC serves as the Funds’ investment adviser.  Sam Saladino, a Trustee of the Trust, is also the Chief Executive Officer of the Adviser.

The Adviser acts as investment adviser for the Funds pursuant to the terms of a Management Agreement (the "Management Agreement") with the Trust.  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies.  As compensation for its services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the FFV Fund, 0.50% of the average daily net assets of the Strategic Income Fund, and 1.00% of the average daily net assets of the Latin America Fund.  The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.10% of the average daily net assets of the Epiphany FFV Strategic Income Fund if total fund assets are

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

$20,000,000 or under, 0.15% of the average daily net assets if total Fund assets are $20,000,001 to $40,000,000 and 0.20% of the average daily net assets if total Fund assets are $40,000,001 or greater.  For the six months ended April 30, 2016, the Adviser earned management fees of, and waived fees or made expense reimbursements to the Funds the following:

FFV Fund

Management fees earned for the six months ended April 30, 2016 were:
Class A	$80,794
Class C	$25,145
Total	$105,939
On April 30, 2016, $10,991 was due to the Adviser.

Strategic Income Fund

Management fees earned for the six months ended April 30, 2016 were:
Class A	$ 56,135
Class C	$ 2,511
Total	$ 58,646
On April 30, 2016, $296 was due to the Adviser.

Latin America Fund

Management fees earned for the six months ended April 30, 2016 were:
Class A	$15,491
On April 30, 2016, $3,933 was due to the Adviser.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed to waive, at least until February 28, 2017, a portion of its management fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.50% and 2.25%, per annum for Class A and C, respectively, of the FFV Fund, 1.75% per annum for Class A of the Latin America Fund, and 1.25% and 2.00%, per annum for Class A and C shares, respectively, of the Strategic Income Fund’s average daily net assets (the “Expense Limitation”).  During the six months ended April 30, 2016, the Adviser waived fees for the Funds as follows:

Fund

            Waived Fees *

FFV Fund

$  28,704

Strategic Income Fund

$  42,093

Latin America Fund

$  48,961

* Includes waiver of all fees and expense reimbursements for the six months ended April 30, 2016.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses are subsequently less than the Expense Limitation, the

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the respective Expense Limitation (the lower of the Expense Limitation at the time of waiver or currently in effect).  The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interest of a Fund and its shareholders.

As of October 31, 2015 the Adviser had the following waived expenses that may be recovered no later than the dates indicated:

	October 31, 2016	October 31, 2017	October 31, 2018	Total
FFV Fund	$ 110,575	$ 28,886	$ 53,911	$ 193,372
FFV Strategic Income Fund	$ 85,189	$ 75,814	$ 83,083	$ 244,086
FFV Latin America Fund	$ 90,030	$ 90,269	$ 101,107	$ 281,406

Pursuant to an Administration and Compliance Services Agreement (“Administration Agreement”) with the Trust, the Adviser provides administrative services to the Funds, and also provides a Chief Compliance Officer (“CCO”) to the Trust.  For the administrative services provided, each Fund pays the Adviser a fee at an annual rate of 0.06% of its average daily net assets, with a minimum yearly fee of $15,000, and a maximum fee of $100,000.  For compliance services provided, each Fund is charged an annual fee of $15,000, which increases to $20,000 when a Fund’s assets increase to above $50 million.  In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.  During the six months ended April 30, 2016, administrative fees accrued under the Administration Agreement were $10,043, $8,951, and $8,951 for the FFV Fund, Strategic Income Fund, and the Latin America Fund, respectively.  During the six months ended April 30, 2016, compliance fees accrued under the Administration Agreement were $5,979, $7,077, and $6,484 for the FFV Fund, Strategic Income Fund, and the Latin America Fund, respectively.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively, of each Fund to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan also provided that a monthly service and/or distribution fee was calculated at the annual rate of 0.25% of the average daily net assets attributable to Class N shares prior to their redesignation in each Fund that occurred on June 1, 2015.  The Plan is a compensation plan, which means that compensation may be provided regardless of 12b-1 expenses incurred.  Please refer to the Statement of Operations for expense breakout by Fund and Class.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter to the Funds pursuant to a distribution agreement.  Class A shares are offered at NAV plus a front-end sales charge of up to 5.00%.  The front-end sales charge is determined by the amount of your investment and is reduced on purchases exceeding $50,000.  Class C shares are offered at NAV with no front-end sales charge.  If you sell your Class C shares within one year of purchase, the shares will be subject to a 1.00% contingent deferred sales charge (“CDSC”).  The CDSC is deduction from the redemption proceeds.  The Distributor retains the fees in connection with the sales and redemptions of both Class A and Class C shares.

6.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund.  For the six months ended April 30, 2016, there were $263 of redemption fees assessed by the FFV Fund, $447 of redemption fees assessed by Strategic Income Fund, and $276 of redemption fees assessed by Latin America Fund.  The redemption fees are included in paid in capital of each Fund, and is reported on the Statements of Changes in Net Assets.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months ended April 30, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
FFV Fund	$ 83,256	$ 1,549,653	$ 1,632,909
Strategic Income Fund	$208,764	$ -	$ 208,764
Latin America Fund	$ -	$ -	$ -

The tax character of distributions for the year ended October 31, 2015, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
FFV Fund	$ 677,868	$1,653,508	$ 2,331,376
FFV Strategic Income Fund	$488,820	$ 17,534	$ 506,354
Latin America Fund	$ 47,888	$ -	$ 47,888

8. TAX MATTERS

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

October losses and post-December losses are determined only at the end of each fiscal year.  For tax purposes, at October 31, 2015, the following represents the tax basis capital gains and losses:

As of October 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	FFV	FFV Strategic Income	FFV Latin America
	Fund	Fund	Fund

Undistributed ordinary income	$ 1,109	$ 21,978	$ -0-
Accumulated realized gains	$1,549,657	$ -0-	$ -0-

Post December Losses	$ -0-	$ -0-	$ -0-

Capital Loss Carry-forwards (no expiration)(a)
Long-Term	$ -	$ -	$ (367,900)
Short-Term	$ -	$ (13,863)	$ (524,326)
	$ -	$ -	$ (892,226)

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

	FFV	FFV Strategic Income	FFV Latin America
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities,	$ 2,776,874	$ 486,830	$ 262,343
Gross unrealized depreciation on investment securities	(919,097)	(236,793)	(1,529,688)
Net unrealized appreciation (depreciation) on investment securities	$ 1,857,777	$ 250,037	$(1,267,345)

Cost of investment securities (including short-term Investments)**
	$28,579,342	$22,509,931	$4,608,411

** The difference between the book cost and tax cost of investments represents disallowed wash sales, and partnership adjustments on distributions received for tax purposes, if applicable.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016, National Financial Services, LLC., for the benefit of others, in aggregate, owned approximately 30.63% of the FFV Fund and may be deemed to control the Fund.  As of April 30, 2016, Charles Schwab & Co., for the benefit of others, in aggregate, owned approximately 26.85% of the Strategic Income Fund, and Ameriprise Advisor Services, Inc., for the benefit of others, in aggregate, owned approximately 32.76% of the Strategic Income Fund, and each may be deemed to control the Fund.  As of April 30, 2016, Pershing LLC, for the benefit of others, in aggregate, owned approximately 39.30% of the Latin America Fund and may be deemed to control the Fund, and National Financial Services, LLC., for the benefit of others, in aggregate, owned approximately 35.65% of the Latin America Fund and may be deemed to control the Fund.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION

APRIL 30, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Fund(s), you incur two types of costs; (1) transaction costs, including sales charges and redemption fees, and (2) ongoing costs which consist of management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Epiphany FFV Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$986.21	$7.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Epiphany FFV Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$982.74	$11.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.67	$11.26

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$1,012.02	$6.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.65	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Epiphany FFV Strategic Income Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$1,007.36	$ 9.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.92	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

EPIPHANY FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2016 (UNAUDITED)

Epiphany Latin America Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2015	April 30, 2016	November 1, 2015 to April 30, 2016

Actual	$1,000.00	$1,094.94	$9.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.16	$8.77

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EPIPHANY FUNDS

ADDITIONAL INFORMATION

APRIL 30, 2016 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 320-2185 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-320-2185.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-320-2185.

INVESTMENT ADVISOR

Trinity Fiduciary Partners LLC

106 Decker Court, Suite 225

Irving, TX  75062

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA  19001

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Samuel J. Saladino, III

      Samuel J. Saladino, III

      President

Date: July 8, 2016

By /s/Bob Anastasi

      Bob Anastasi

      Treasurer

Date: July 8, 2016